Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	Neuberger Berman Equity Funds
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 03, 2021
Document Effective Date	Feb. 03, 2021
Prospectus Date	Dec. 15, 2020